Personnel expenses (Details 6)	12 Months Ended
Dec. 31, 2017 BRL (R$)
Balance Plans
Number of Shares	R$ 1,775,049
1st Long Term Incentive Global CRDIV - Grant 2014
Balance Plans
Number of Shares	R$ 1,613,057
Granted Year	2014
Employees	Executives
Data of Commencement of the Fiscal Year	Jan-14
Data of Expiry of Fiscal Year	Dec-17
Cancelled Shares (Grantec - 2014)
Balance Plans
Number of Shares	R$ (1,613,057)
Granted Year	2014
Employees	Executives
Data of Commencement of the Fiscal Year	Jan-14
Data of Expiry of Fiscal Year	Dec-17
2nd Long -Term Incentive Global Plan CRDIV - Grant 2015
Balance Plans
Number of Shares	R$ 1,775,049
Granted Year	2016
Employees	Executives
Data of Commencement of the Fiscal Year	Jan-15
Data of Expiry of Fiscal Year	Dec-17